Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	cat_SupplementTextblock

COLUMBIA ACORN TRUST

Columbia Acorn Emerging Markets FundSM

(the “Fund”)

Supplement dated September 5, 2013

to the Prospectus dated May 1, 2013

Effective immediately, the Fund’s prospectus dated May 1, 2013 is supplemented by deleting the rows for Class R4 and Class R5 shares that appear within the table on page 11 under the heading Average Annual Total Return as of December 31, 2012 and replacing the rows in their entirety with the following:

	1 year	Life of Fund (August 19, 2011)
Class R4 shares returns before taxes	31.32%	15.53%
Class R5 shares returns before taxes	31.40%	15.58%

COLUMBIA ACORN TRUST

Columbia Acorn European FundSM

(the “Fund”)

Supplement dated September 5, 2013

to the Prospectus dated May 1, 2013

Effective immediately, the Fund’s prospectus dated May 1, 2013 is supplemented by deleting the row for Class R5 shares that appears within the table on page 10 under the heading Average Annual Total Return as of December 31, 2012 and replacing the row in its entirety with the following:

	1 year	Life of Fund (August 19, 2011)
Class R5 shares returns before taxes	25.67%	14.00%

Columbia Acorn Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextblock

COLUMBIA ACORN TRUST

Columbia Acorn Emerging Markets FundSM

(the “Fund”)

Supplement dated September 5, 2013

to the Prospectus dated May 1, 2013

Effective immediately, the Fund’s prospectus dated May 1, 2013 is supplemented by deleting the rows for Class R4 and Class R5 shares that appear within the table on page 11 under the heading Average Annual Total Return as of December 31, 2012 and replacing the rows in their entirety with the following:

	1 year	Life of Fund (August 19, 2011)
Class R4 shares returns before taxes	31.32%	15.53%
Class R5 shares returns before taxes	31.40%	15.58%

Columbia Acorn Emerging Markets Fund | Class R4 shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	31.32%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2011
Columbia Acorn Emerging Markets Fund | Class R5 shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	31.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2011
Columbia Acorn European Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextblock

COLUMBIA ACORN TRUST

Columbia Acorn European FundSM

(the “Fund”)

Supplement dated September 5, 2013

to the Prospectus dated May 1, 2013

Effective immediately, the Fund’s prospectus dated May 1, 2013 is supplemented by deleting the row for Class R5 shares that appears within the table on page 10 under the heading Average Annual Total Return as of December 31, 2012 and replacing the row in its entirety with the following:

	1 year	Life of Fund (August 19, 2011)
Class R5 shares returns before taxes	25.67%	14.00%

Columbia Acorn European Fund | Class R5 shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	14.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2011